Income Taxes (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Taxes Details Abstract
Income tax benefit at statutory rate	$ 1,544,143	$ 1,446,412
Permanent differences	240,231	69,190
Research and development credit	58,091	78,981
Change in valuation allowance	(1,842,465)	(1,594,583)
Total